UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2005
Alpine Municipal Money Market Fund (Unaudited)

	Principal
	Amount		Value
		MUNICIPAL BONDS - 95.0%
		Alabama - 3.1%
		Butler County Industrial Development Authority Revenue - Series A
	$830,000	2.680%, 08/05/2005 (a) (b) (c)	$830,000
		Forsyth Housing Authority Multi-Family Revenue, Union Hill Apartments LP
	1,325,000	2.650%, 08/05/2005 (a) (b) (c)	1,325,000
		Mobile Industrial Development Revenue, Hosea O Weaver & Sons
	2,000,000	2.580%, 08/05/2005 (a) (c)	2,000,000
		Montgomery Industrial Development Revenue, Dev-Kinpak Inc.
	280,000	2.630%, 08/05/2005 (a) (b) (c)	280,000
		Montgomery Industrial Development Revenue, Norment Industries Inc.
	1,400,000	2.580%, 08/05/2005 (a) (b) (c)	1,400,000
		Pell City Industrial Development Revenue, Kinder/Gorbel
	320,000	2.630%, 08/05/2005 (a) (b) (c)	320,000
		Tuscaloosa County Industrial Development Revenue, Automotive Corridor LLC
	1,705,000	2.580%, 08/05/2005 (a) (b) (c)	1,705,000
	1,345,000	2.580%, 08/05/2005 (a) (b) (c)	1,345,000
			9,205,000
		Alaska - 0.6%
		Alaska Industrial Development & Export Authority - Lot 6
	930,000	2.870%, 08/05/2005 (a) (b) (c)	930,000
		Alaska Industrial Develpoment & Export Authority - Lot 12
	940,000	2.870%, 08/05/2005 (a) (b) (c)	940,000
			1,870,000
		Arizona - 1.2%
		Fort McDowell Yavapai Nation Gaming Revenue, Eagle-20045000- Class A
	3,500,000	2.530%, 08/05/2005 (a) (b) (c)	3,500,000

		California - 2.7%
		California Pollution Control Financing Authority Waste Disposal Revenue, JDS Ranch
	2,350,000	2.400%, 08/05/2005 (a) (c)	2,350,000
		Riverside County Industrial Development Authority Revenue, TRM Manufacturing Inc.
	4,900,000	2.570%, 08/05/2005 (a) (b) (c)	4,900,000
		Stockton Certificates, United Christian Schools
	1,000,000	2.750%, 08/05/2005 (a) (b) (c)	1,000,000
			8,250,000
		Colorado - 7.8%
		Bachelor Gulch Metropolotan District General Obligation
	3,000,000	2.350%, 12/01/2005 (b)	3,000,000
		Broomfield Village Metropolitan District No 2 - Series A
	1,900,000	2.680%, 08/05/2005 (a) (b) (c)	1,900,000
		Cherry Creek South Metro District No. 1 - Series B
	4,549,000	2.350%, 12/15/2005 (b)	4,545,706
		Colorado Housing & Finance Authority Revenue, Casarosa & Denver Gasket
	1,000,000	2.570%, 08/05/2005 (a) (c)	1,000,000
		Colorado Housing & Finance Authority Revenue, National Bedding Co. Inc.
	2,400,000	2.580%, 08/05/2005 (a) (b) (c)	2,400,000
		Four Mile Ranch Metro District No 1 Ltd Tax
	1,000,000	2.800%, 12/01/2005 (b)	1,000,000
		Jefferson County Industrial Development Revenue, EPI-Center LLC
	2,177,000	2.550%, 08/05/2005 (a) (b) (c)	2,177,000
		Triview Metro District - Series A
	1,000,000	2.100%, 11/01/2005 (b)	1,000,000
		Vail Multifamily Housing Revenue, Middle Creek Vilage Apartments Chemicals - Series A
	3,000,000	2.600%, 08/05/2005 (a) (b) (c)	3,000,000
		Wildgrass Metro District
	3,500,000	2.400%, 12/01/2005 (b) (c)	3,500,075
			23,522,781
		Delaware - 0.9%
		Delaware St. Economic Development Authority Waste Disposal, CIBA Specialty Chemicals - Series A
	2,700,000	2.630%, 08/28/2005 (a) (c)	2,700,000

		Florida - 0.7%
		Pinellas County Industrial Development, Falcon Enterprises Inc.
	2,000,000	2.500%, 08/05/2005 (a) (b) (c)	2,000,000

		Georgia - 2.8%
		De Kalb County Development Authority Revenue, Noland Company
	1,500,000	2.650%, 08/01/2005 (a) (b)	1,500,000
		De Kalb County Housing Authority Revenue, Stone Mill Run Apartments
	1,310,000	2.580%, 08/05/2005 (a) (b) (c)	1,310,000
		Douglas County Development Authority Revenue, Denyse Signs Inc.
	1,605,000	2.580%, 08/05/2005 (a) (b) (c)	1,605,000
		Douglas Development Authority Revenue, ALP Lighting & Ceiling
	960,000	2.500%, 08/05/2005 (a) (c)	960,000
		Franklin County Industrial Building Authority Revenue, Ross Operating Valve Co.
	580,000	2.630%, 08/05/2005 (a) (b) (c)	580,000
		Macon-Bibb County Industrial Authority Revenue, IBC Partnership No. 1
	5,000	3.140%, 08/05/2005 (a) (c)	5,000
		Walton County Industrial Building Authority Revenue, Leggett & Platt Inc.
	2,300,000	2.550%, 08/05/2005 (a) (b) (c)	2,300,000
			8,260,000
		Illinois - 13.6%
		Carol Stream Industrial Development Revenue, MI Enterprises
	1,240,000	2.580%, 08/05/2005 (a) (b) (c)	1,240,000
		Clinton Industrial Development Revenue, McElroy Metal Mill Inc.
	1,105,000	2.600%, 08/05/2005 (a) (b) (c)	1,105,000
		Harvard Health Care Facility Revenue, Harvard Memorial Hospital Inc.
	1,275,000	2.550%, 08/05/2005 (a) (b) (c)	1,275,000
		Illinois Development Finance Authority Industrial Revenue, Florence Corp.
	1,290,000	2.500%, 08/05/2005 (a) (b) (c)	1,290,000
		Illinois Development Finance Authority Industrial Revenue, Knead Dough Baking
	1,565,000	2.500%, 08/05/2005 (a) (b) (c)	1,565,000
		Illinois Development Finance Authority Industrial Revenue, Merug LLC - Series A
	2,535,000	2.500%, 08/05/2005 (a) (b) (c)	2,535,000
		Illinois Development Finance Authority Industrial Revenue, Merug LLC - Series B
	1,785,000	2.500%, 08/05/2005 (a) (b) (c)	1,785,000
		Illinois Development Finance Authority Industrial Revenue, Plano Molding Co.
	2,500,000	2.400%, 08/05/2005 (a) (b) (c)	2,500,000
		Illinois Development Finance Authority Industrial Revenue, Trim Rite Food Corp.
	2,000,000	2.500%, 08/05/2005 (a) (c)	2,000,000
		Illinois Development Finance Authority Multifamily Revenue, Butterfield Creek
	800,000	2.570%, 08/05/2005 (a) (b) (c)	800,000
		Illinois Development Finance Authority Obligation Revenue, Plochman Inc.
	1,050,000	2.500%, 08/05/2005 (a) (b) (c)	1,050,000
		Iroquois County Industrial Development Revenue, Swissland Packing Co.
	1,200,000	2.500%, 08/05/2005 (a) (b) (c)	1,200,000
		Jackson County Multifamily Revenue Floats PT-2943
	10,285,000	2.460%, 08/05/2005 (a) (b) (c)	10,285,000
		Lakemoor Multifamily Revenue, Jupiter Realty Corp.
	8,000,000	2.550%, 08/05/2005 (a) (b) (c)	8,000,000
		Phoenix Realty Special Account -U LP Multifamily Revenue, Brightons Mark
	4,000,000	2.550%, 08/05/2005 (a) (b) (c)	4,000,000
			40,630,000
		Indiana - 3.6%
		Indiana Health Facility Financing Authority Revenue, Clark Memorial Hospital
	6,000,000	2.350%, 08/05/2005 (a) (b) (c)	6,000,000
		LaGrange County Industrial Economic Development Revenue, LA Investments LLC
	1,300,000	2.500%, 08/05/2005 (a) (c)	1,300,000
		Monroe County Industrial Economic Development Revenue
	1,090,000	2.930%, 08/05/2005 (a) (b) (c)	1,090,000
		Princeton Industrial Development Revenue, Orion Denki American Inc.
	300,000	2.660%, 08/05/2005 (a) (b) (c)	300,000
		Shelbyville Industrial Economic Development Revenue, AFR Properties & American Resources
	2,150,000	2.650%, 08/05/2005 (a) (b) (c)	2,150,000
			10,840,000
		Iowa - 1.3%
		Sergeant Bluff Industrial Development Revenue, Sioux City Brick & Tile
	4,000,000	2.500%, 08/05/2005 (a) (c)	4,000,000

		Kansas - 0.2%
		Kansas City Utility System Revenue, Prerefunded-Capital Appreciation
	500,000	0.000%, 09/01/2005 (b)	498,830

		Kentucky - 0.6%
		Kentucky Economic Development Finance Authority Revenue, Pooled Hospital Loans
	1,800,000	2.500%, 08/05/2005 (a) (b) (c)	1,800,000

		Louisiana - 2.2%
		Caddo-Bossier Parishes Port Revenue, Shreveport Fabrications
	1,050,000	2.780%, 08/05/2005 (a) (b) (c)	1,050,000
		Environment Facilities Comunity Development Authority Revenue, Caddo-Bossier Parishes
	5,500,000	2.780%, 08/05/2005 (a) (b) (c)	5,500,000
			6,550,000
		Maine - 1.7%
		Dover & Foxcroft Revenue, Pleasant River Lumber Co.
	2,050,000	2.570%, 08/05/2005 (a) (c)	2,050,000
	3,000,000	2.570%, 08/05/2005 (a) (b) (c)	3,000,000
			5,050,000
		Massachusetts - 1.7%
		Massachusetts Port Authority
	5,000,000	2.600, 08/23/2005 (a) (b)	5,000,000

		Michigan - 1.7%
		Michigan Strategic Fund Ltd. Obligation Revenue Series A, Waterland Battle Creek Properites LLC
	1,000,000	2.850%, 08/05/2005 (a) (b) (c)	1,000,000
		Michigan Strategic Fund Ltd. Obligation Revenue, Rudolph Etta Dejong - 1982
	4,000,000	2.570%, 08/05/2005 (a) (b) (c)	4,000,000
			5,000,000
		Minnesota - 2.8%
		Owatonna Housing Revenue, Second Century
	800,000	2.530%, 08/05/2005 (a) (b) (c)	800,000
		Plymouth Industrial Development Revenue, Daily Printing Inc.
	1,240,000	2.540%, 08/05/2005 (a) (b) (c)	1,240,000
		Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
	3,810,000	2.700%, 08/05/2005 (a) (c)	3,810,000
		St. Cloud Housing & Redevelopment Authority Industrial Development Revenue, CMMB LLP
	1,580,000	2.890%, 08/05/2005 (a) (b) (c)	1,580,000
		Stewartville Industrial Development Revenue, Halcon Corp.
	920,000	2.540%, 08/05/2005 (a) (b) (c)	920,000
			8,350,000
		Mississippi - 0.3%
		Mississippi Business Finance Corporation Industrial Development Revenue, Jimmy Sanders Inc.
	950,000	2.530%, 08/05/2005 (a) (c)	950,000

		Missouri - 5.0%
		Cabool Industrial Development Authority, Ameriduct Worldwide Inc.
	3,600,000	2.510%, 08/05/2005 (a) (b) (c)	3,600,000
		Springfield Industrial Development Authority Revenue, DMP Properties LLC
	2,160,000	2.570%, 08/05/2005 (a) (b) (c)	2,160,000
		St. Charles County Industrial Development Authority Revenue, Dev-Craftsmen Industries
	5,460,000	2.550%, 08/05/2005 (a) (c)	5,460,000
		Washington Industrial Development Authority Industrial Revenue, Clemco Industries
	3,750,000	2.600%, 08/05/2005 (a) (c)	3,750,000
			14,970,000
		New Mexico - 1.3%
		Albuquerque Industrial Development Revenue, Karsten Company
	1,075,000	2.540%, 08/05/2005 (a) (b) (c)	1,075,000
		New Mexico Housing Authority Region III Multifamily Revenue, El Pueblo Apartments - Series A
	1,300,000	2.580%, 08/05/2005 (a) (b) (c)	1,300,000
		New Mexico Housing Authority Region III Multifamily Revenue, Madeira Court Apartments - Series B
	1,500,000	2.580%, 08/05/2005 (a) (b) (c)	1,500,000
			3,875,000
		New York - 0.0%
		Niagara County Industrial Development Agency Revenue, MMars Second Program - Series A
	145,000	3.000%, 08/05/2005 (a) (c)	145,000

		Ohio - 2.4%
		Cuyahoga County Industrial Development Revenue, Edge Seal Technologies
	800,000	2.580%, 08/05/2005 (a) (b) (c)	800,000
		Hamilton County Economic Development Revenue, Union Institute
	1,570,000	2.560%, 08/05/2005 (a) (b) (c)	1,570,000
		Portage County Industrial Development Revenue, NCSP Limited Partnership
	2,510,000	2.500%, 08/05/2005 (a) (b) (c)	2,510,000
		Richland County Industrial Development Revenue, Mansfield Motel Partnership
	2,400,000	2.500%, 08/05/2005 (a) (b) (c)	2,400,000
			7,280,000
		Oregon - 0.6%
		Oregon Economic Development Revenue, Antelope Acquisitions LLC
	1,820,000	2.530%, 08/05/2005 (a) (c)	1,820,000

		South Dakota - 0.8%
		Brookings Industrial Development Revenue, Lormar Development Co.
	1,500,000	2.660%, 08/05/2005 (a) (b) (c)	1,500,000
		South Dakota Economic Development Finance Authority Economic Revenue, Vicom Ltd.
	985,000	2.600%, 08/05/2005 (a) (b) (c)	985,000
			2,485,000
		Tennessee - 4.4%
		Capitol View II Limited Partnership Grantor Trust
	6,380,000	3.250%, 08/28/2005 (a) (b) (c)	6,380,000
		Hamilton County Industrial Development Revenue, Hamilton Plastics Inc.
	1,400,000	2.600%, 08/05/2005 (a) (b) (c)	1,400,000
		Jackson Health Educational & Housing Facility Board Revenue, Creekside Apartments
	320,000	3.000%, 12/01/2005 (a) (b)	320,000
		Jackson Health Educational & Housing Facility Board Revenue, Park Ridge Apartments
	5,000,000	2.580%, 08/05/2005 (a) (b) (c)	5,000,000
			13,100,000
		Texas - 3.3%
		Gulf Coast Waste Disposal Authority, Republic Waste Services
	2,000,000	2.680%, 08/05/2005 (a) (b) (c)	2,000,000
		Harris County Industrial Development Corporation Revenue, North American Galvanizing
	2,845,000	2.500%, 08/05/2005 (a) (b) (c)	2,845,000
		Montgomery County Industrial Development Revenue, Medical Manufacturing Partners
	2,000,000	2.650%, 08/05/2005 (a) (b) (c)	2,000,000
		Port Corpus Christi Authority Nueces County Waste Disposal, Flint Hills Resources LP
	1,500,000	2.650%, 08/05/2005 (a) (c)	1,500,000
	1,500,000	2.650%, 08/05/2005 (a) (c)	1,500,000
			9,845,000
		Utah - 0.8%
		Utah Housing Corporation Multifamily Revenue, Todd Hollow Apartments - Series A
	2,500,000	2.830%, 08/05/2005 (a) (b) (c)	2,500,000

		Washington - 1.6%
		Washington Economic Development Finance Authority Revenue, B&H Dental Laboratory
	1,985,000	2.730%, 08/05/2005 (a) (b) (c)	1,985,000
		Washington Economic Development Finance Authority Revenue, Belina Interiors Inc. - Series F
	1,110,000	2.550%, 08/05/2005 (a) (b) (c)	1,110,000
		Washington Economic Development Finance Authority Revenue, Hillstrom Ventures LLC
	1,800,000	2.550%, 08/05/2005 (a) (c)	1,800,000
			4,895,000
		Wisconsin - 8.0%
		Beaver Dam Industrial Development Revenue, Apache Stainless Equipment
	1,245,000	2.500%, 08/05/2005 (a) (b) (c)	1,245,000
		Eagle Industrial Development Revenue, Generac Corporation
	1,000,000	2.500, 08/05/2005 (a) (b) (c)	1,000,000
		Fox Lake Redevelopment Authority Revenue, Karavan Trailers Inc.
	635,000	2.620%, 08/05/2005 (a) (b) (c)	635000
	2,750,000	2.620%, 08/05/2005 (a) (b) (c)	2,750,000
		Franklin Industrial Development Revenue, Howard Henz Co. Inc.
	1,580,000	2.650%, 08/05/2005 (a) (b) (c)	1,580,000
		Franklin Industrial Development Revenue, Smyczek/ECS
	1,750,000	2.600%, 08/05/2005 (a) (b) (c)	1,750,000
		Hull Industrial Development Revenue, Welcome Dairy Inc.
	4,500,000	2.570%, 08/05/2005 (a) (b) (c)	4,500,000
		Marshfield Industrial Development Revenue, Beatrice Cheese
	2,500,000	2.680%, 08/05/2005 (a) (b) (c)	2,500,000
		Neenah Industrial Development Revenue, Galloway Co.
	560,000	2.600%, 08/05/2005 (a) (b) (c)	560,000
		Reedsburg Industrial Development Revenue, Cellox LLC
	2,000,000	2.650%, 08/05/2005 (a) (b) (c)	2,000,000
		Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properites
	1,700,000	2.650%, 08/05/2005 (a) (b) (c)	1,700,000
		Sheboygan Industrial Development Revenue, Polyfab & Gill-Janssen
	1,300,000	2.670%, 08/05/2005 (a) (b) (c)	1,300,000
		Sturgeon Bay Industrial Development Revenue, Midwest Wire Realty
	200,000	2.640%, 08/05/2005 (a) (b) (c)	200,000
		Wisconsin Housing & Economic Development Authority Revenue, National Bedding Co. LLC- Series 1
	2,135,000	2.580%, 08/05/2005 (a) (b) (c)	2,135,000
			23,855,000
		Wyoming - 0.4%
		Wyoming Community Development Authority Housing Revenue - Series 4
	1,300,000	2.550%, 08/05/2005 (a) (b) (c)	1,300,000

		Multistate - 16.9%
		Class B Revenue Bond Certificates - Series Trust 2004-1
	11,220,000	2.830%, 08/05/2005 (a) (b) (c)	11,220,000
		Clipper Tax-Exempt Certificate Trust - Series 2004-10
	9,205,000	2.530%, 08/05/2005 (a) (b) (c)	9,205,000
		Puttable Floating Option Tax-Exempt Receipts, Regular Floats Mode A PPT-38
	10,685,000	2.980%, 08/05/2005 (a) (b) (c)	10,685,000
		Puttable Floating Option Tax-Exempt Teceipts, Regular Floats PZP-006- Mode A
	2,000,000	2.480%, 08/05/2005 (a) (b) (c)	2,000,000
		Revenue Bond Certificate Series Trust 2004-1, Castlegate 1
	2,000,000	2.830%, 08/05/2005 (a) (b) (c)	2,000,000
		Revenue Bond Certificate Series Trust 2004-1, Castlegate 2
	2,000,000	2.830%, 08/05/2005 (a) (b) (c)	2,000,000
		Revenue Bond Certificate Series Trust 2004-13, Centennial
	3,100,000	2.830%, 08/05/2005 (a) (b) (c)	3,100,000
		Roaring Fork Municipal Products LLC, Series 2000-4 CTF - Class A
	2,415,000	2.480%, 08/05/2005* (a) (b) (c)	2,415,000
		Roaring Fork Municipal Products LLC, Series 2005-9 CTF Class A
	7,940,000	2.480%, 08/05/2005 (a) (b) (c)	7,940,000
			50,565,000

		TOTAL MUNICIPAL BONDS (Cost $284,611,611)	$284,611,611

		TAX EXEMPT COMMERCIAL PAPER - 6.2%
		Georgia - 1.3%
		Burke County Development Polution Revenue, Oglethorpe Power Co.
	4,000,000	2.600%, 08/23/2005 (a)	4,000,000

		Kansas - 1.0%
		City of Burlington, National Rural Utilities
	3,000,000	2.600%, 08/23/2005 (a)	3,000,000

		Puerto Rico - 0.9%
		Puerto Rico GDB
	2,600,000	3.050%, 08/23/2005 (a)	2,600,000

		Tennessee - 1.3%
		Shelby County Extendable
	4,000,000	2.600%, 08/23/2005 (a)	4,000,000

		Texas - 1.7%
		Harris County General Obligation - Series B
	650,000	2.550, 08/19/2005 (a)	650,000
		Harris County General Obligation - Series C
	3,000,000	2.550, 08/19/2005 (a)	3,000,000
		Harris County General Obligation - Series D
	1,325,000	2.550, 08/19/2005 (a)	1,325,000
			4,975,000

		TOTAL TAX EXEMPT COMMERCIAL PAPER (Cost $18,575,000)	$18,575,000

		MONEY MARKET FUNDS - 0.0%
	39,253	Federated Government Obligations Fund	39,253

		TOTAL MONEY MARKET FUNDS (Cost $39,253)	$39,253

		Total Investments (Cost $303,225,864) - 101.2%	$303,225,864
		Liabilities in Excess of Other Assets - (1.2)%	(3,709,578)
		TOTAL NET ASSETS - 100.0%	$299,516,286

*	Security is classified under Rule 144A of the Securities Act of 1933.
(a)	Variable Rate Security - The rate reported is the rate in effect as of July 31, 2005.
(b)	Security backed by credit enhancement in the form of a Letter of Credit, Credit Support, or a Standby Purchase Agreement.
(c)	Maturity date represents first available put date.

Schedule of Investments
July 31, 2005
Alpine Tax Optimized Income (Unaudited)

	Principal
	Amount		Value
		CORPORATE BONDS - 27.2%
		Boeing Capital Corporation
	$1,800,000	5.750%, 02/15/2007	$1,836,877
		CIT Group Inc.
	500,000	4.000%, 05/08/2008	492,564
	1,150,000	5.910%, 11/23/2005	1,156,573
		HSBC Finance Corporation
	2,000,000	4.625%, 01/15/2008	2,005,002
		International Lease Finance Corporation
	3,000,000	4.750%, 02/15/2008	3,010,170
		Time Warner, Inc.
	1,000,000	6.150%, 05/01/2007	1,029,250
		Ford Motor Credit Company
	3,000,000	6.875%, 02/01/2006	3,030,132

		TOTAL CORPORATE BONDS (Cost $12,506,685)	$12,560,568

		MUNICIPAL BONDS - 63.6%
		Alabama - 4.4%
		Birmingham Special Care Facilities Financing Authority Revenue, Baptist Mel Centers Health System - Series A-1
	2,000,000	4.350%, 07/01/2006	2,011,660

		Arizona - 1.0%
		Maricopa County Industrial Development Authority Multifamily Revenue, San Fernando Apartments LP - Series A
	445,000	2.650%, 08/05/2005 (a) (b) (c)	445,000

		Arkansas - 4.1%
		Magnolia Industrial Development Revenue, American Fuel Cell
	100,000	2.690%, 08/05/2005 (a) (b) (c)	100,000
		Searcy Industrial Development Revenue, Yarnell Ice Cream Co.
	1,800,000	3.330%, 01/01/2010 (a) (b)	1,800,000
			1,900,000

		California - 6.9%
		California Pollution Control Financing Authority Waste Disposal Revenue, Republic Services Inc.
	1,000,000	2.850%, 12/01/2005	997,900
		California Statewide Communities Development Authority Waste Facilities Revenue, Waste Managment Inc.
	1,000,000	2.900%, 04/01/2007 (b)	990,530
		Chela Financial Inc, Student Loan Revenue - Series 2000 B-1
	1,200,000	2.800%, 08/28/2005 (a) (c)	1,200,000
			3,188,430
		Delaware - 3.0%
		Delaware St. Economic Development Authority Waste Disposal, CIBA Specialty Chemicals - Series A
	1,400,000	2.630%, 08/28/2005 (a) (c)	1,400,000

		Indiana - 4.3%
		Vigo County Industrial Development Revenue, Republic Services Inc.
	2,000,000	2.700%, 08/05/2005 (a) (c)	2,000,000

		Kentucky - 1.7%
		Shelby County Industrial Building Revenue, Roll Forming Corp.
	785,000	2.750%, 08/05/2005 (a) (c)	785,000

		Louisiana - 4.3%
		Ascension Parish Waste Disposal, Alliedsignal Inc.
	2,000,000	2.680%, 08/05/2005 (a) (c)	2,000,000

		Massachusetts - 2.5%
		Massachusetts State Industrial Finance Agency Revenue, ASAHI/America Inc.
	1,150,000	3.125%, 03/01/2009 (a)	1,132,555

		Michigan - 4.3%
		Michigan Strategic Fund Ltd. Waste Disposal Revenue, Waste Management
	1,000,000	3.150%, 02/01/2006	998,640
		Michigan Strategic Fund Revenue, Dow Chemical Company
	1,000,000	3.800%, 06/01/2006	1,004,100
			2,002,740
		New Jersey - 7.1%
		Bayonne BD Antic Notes
	1,000,000	4.500%, 06/29/2006	1,006,300
		Bayonne Tax Antic Notes, Series B
	1,000,000	5.000%, 11/15/2005	1,004,030
		Tobacco Settlement Finance Corporation
	1,205,000	5.750%, 06/01/2012	1,275,914
			3,286,244

		New Mexico - 2.2%
		Sandoval County Incentive Payment Revenue
	1,000,000	4.250%, 12/01/2006	1,012,760

		New York - 1.1%
		Westchester Tobacco Asset Securitization Corporation
	500,000	5.000%, 06/01/2015 (c)	505,775

		Ohio - 3.9%
		Ohio Water Development Authority Pollution Control Facilities Revenue, Ohio Edison Co. - Series B
	1,500,000	3.350%, 12/01/2005	1,498,650
		Summit County Industrial Development Revenue, LKL Properties Inc.
	310,000	3.500%, 08/05/2005 (a) (b) (c)	310,000
			1,808,650
		Pennsylvania - 4.6%
		Pennsylvania Higher Education Assistance Agency Studen Loan Revenue - Series O
	2,100,000	2.750%, 08/28/2005 (a) (c)	2,100,000

		South Carolina - 2.2%
		Charleston County Industrial Revenue, Tandy Corporation
	1,000,000	3.750%, 08/05/2005 (a) (c)	1,000,000

		Texas - 6.0%
		Cypress-Fairbanks Independent School District - Series B
	1,200,000	5.000%, 08/15/2007	1,243,620
		Port Corpus Christi Authority Nueces County Waste Disposal, Flint Hills Resources LP
	1,500,000	2.650%, 08/05/2005 (a) (c)	1,500,000
			2,743,620

		TOTAL MUNICIPAL BONDS (Cost $29,237,016)	$29,322,434

		TAX EXEMPT COMMERCIAL PAPER - 7.8%
		Kansas - 4.3%
		City Of Burlington, National Rural Utilities
	$2,000,000	2.600%, 08/23/2005	$2,000,000

		Puerto Rico - 3.5%
		Puerto Rico GDB
	600,000	3.050%, 08/11/2005	600,000
	1,000,000	3.150%, 08/23/2005	1,000,000
			1,000,000

		TOTAL TAX EXEMPT COMMERCIAL PAPER (Cost $3,600,000)	3,000,000

		MONEY MARKET FUNDS - 0.2%
	76,836	Federated Government Obligations Fund	76,836

		TOTAL MONEY MARKET FUNDS (Cost $76,836)	76,836

		Total Investments (Cost $45,420,537) - 98.8%	$45,559,838
		Other Assets in Excess of Liabilities - 1.2%	544,816
		TOTAL NET ASSETS - 100.0%	$46,104,654

(a)	Variable Rate Security - The rate reported is the rate in effect as of July 31, 2005.
(b)	Security is backed by credit enhancement in the form of a Letter of Credit, Credit Support, or a Stanby Purchase Agreement.
(c)	Maturity date represents first available put date.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Income Trust

By (Signature and Title)   /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   09/22/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   09/22/2005

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

DaDate   09/22/2005

* Print the name and title of each signing officer under his or her signature.